UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Chesapeake Asset Management LLC

Address:  One Rockefeller Plaza
          Suite 1210
          New York, New York  10020

13F File Number: 28-7490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Cathaleen Lindsay
Title:    13F Compliance Officer
Phone:    (212) 218-4040


Signature, Place and Date of Signing:

/s/ Cathaleen Lindsay              New York, NY              November 15, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       79

Form 13F Information Table Value Total: $135,545
                                         (thousands)


List of Other Included Managers:  None


                                                     FORM 13F INFORMATION TABLE


NAME                                TITLE OF    CUSIP                     SHR OR     INVESTMENT   OTHER        VOTING AUTHORITY
OF ISSUER                           CLASS       NUMBER       VALUE        PRN AMT    DISCRETION   MANAGER  SOLE    SHARED   NONE
---------                           -----       ------       -----        -------    ----------   -------  ----    ------   ----
ADVO INC.                           COMMON      007585102     2,965,104    95,834    SOLE         NONE      46,688           49,146
AES CORP.                           COMMON      00130H105       119,880    12,000    SOLE         NONE      12,000                0
AFLAC INC.                          COMMON      001055102    15,043,387   383,662    SOLE         NONE     146,648          237,014
AMERICAN INTERNATIONAL GROUP INC.   COMMON      026874107     2,616,799    38,488    SOLE         NONE      17,887           20,601
ANHEUSER BUSCH COS. INC.            COMMON      035229103     1,697,101    33,976    SOLE         NONE      15,392           18,584
ARCHER DANIELS MIDLAND              COMMON      039483102     1,649,981    97,172    SOLE         NONE      63,969           33,203
BJS WHSL CLUB INC.                  COMMON      05548J106     1,486,366    54,366    SOLE         NONE      23,362           31,004
BP PLC                              SPON ADR    055622104       883,143    15,351    SOLE         NONE       1,151           14,200
BAKER HUGHES INC                    COMMON      057224107    10,193,449   233,153    SOLE         NONE     121,250          111,903
BRASKEM SA                          SPON ADR    105532105     1,435,672    43,400    SOLE         NONE      25,400           18,000
CADBURY SCHWEPPES PLC               ADR         127209302       443,466    14,347    SOLE         NONE       8,374            5,973
CAMPBELL SOUP CO                    COMMON      134429109       227,803     8,665    SOLE         NONE       8,665                0
CARNIVAL CORP.                      PAIRED CTF  143658300       969,445    20,500    SOLE         NONE      14,000            6,500
CHESAPEAKE ENERGY CORP.             COMMON      165167107     2,236,241   141,266    SOLE         NONE      60,000           81,266
CHUBB CORP.                         COMMON      171232101     2,220,848    31,600    SOLE         NONE      17,500           14,100
CHURCH & DWIGHT INC.                COMMON      171340102       464,421    16,551    SOLE         NONE       1,650           14,901
CINCINNATI FINANCIAL CORP.          COMMON      172062101       214,591     5,206    SOLE         NONE           0            5,206
CITIGROUP INC.                      COMMON      172967101       201,452     4,566    SOLE         NONE           0            4,566
COMCAST CORP. CL A                  COMMON      20030N200       251,280     9,000    SOLE         NONE           0            9,000
COMCAST CORP.                       COMMON      20030N101       305,077    10,803    SOLE         NONE         894            9,909
CORNING INC.                        COMMON      219350105       261,488    23,600    SOLE         NONE      20,000            3,600
DIRECTV GROUP INC.                  COMMON      25459L106       579,626    32,952    SOLE         NONE      32,928               24
E I DUPONT DE NEMOURS CO            COMMON      263534109       266,387     6,224    SOLE         NONE           0            6,224
ECHOSTAR COMMUNICATIONS             COMMON      278762109     1,314,820    42,250    SOLE         NONE      28,600           13,650
ENSCO INTERNATIONAL                 COMMON      26874Q100     1,368,873    41,900    SOLE         NONE      19,000           22,900
EL PASO                             COMMON      28336L109       431,930    47,000    SOLE         NONE      45,000            2,000
ERICSSON L M TEL CO.                ADR B       294821608     2,918,628    93,426    SOLE         NONE      22,860           70,566
EXXON MOBIL CORP.                   COMMON      30231G102     2,015,651    41,706    SOLE         NONE       1,768           39,938
FEDERAL NAT MTG ASSN.               COMMON      313586109     1,092,065    17,225    SOLE         NONE       8,450            8,775
FIRST HEALTH GROUP CO.              COMMON      320960107       316,941    19,698    SOLE         NONE      10,000            9,698
GENERAL ELECTRIC CO.                COMMON      369604103     4,717,923   140,498    SOLE         NONE      34,600          105,898
GLOBALSANTAFE CORP.                 COMMON      G3930E101       919,500    30,000    SOLE         NONE      22,100            7,900
GRUPO TELEVISA SA                   SPON ADR    40049J206     2,492,811    47,275    SOLE         NONE      26,500           20,775
HSBC HOLDINGS PLC ADR               SPON ADR    404280406     3,955,287    49,565    SOLE         NONE      26,000           23,565
IMPAX LABORATORIES INC              COMMON      45256B101       310,134    20,191    SOLE         NONE      20,191                0
INTL BUSINESS MACHINES              COMMON      459200101     1,326,226    15,468    SOLE         NONE      12,250            3,218
ISHARES INC MSCI JAPAN              MSCI JAPAN  464286848     5,140,030   529,900    SOLE         NONE     230,400          299,500
J.P. MORGAN CHASE & CO.             COMMON      46625H100     2,913,520    73,333    SOLE         NONE      40,993           32,340
KIMCO REALTY CORP.                  COMMON      49446R109     4,471,308    87,160    SOLE         NONE           0           87,160
LENNAR CORP CL. A                   COMMON      526057104     1,428,000    30,000    SOLE         NONE      13,500           16,500
LOCKHEED MARTIN CORP.               COMMON      539830109     2,817,225    50,506    SOLE         NONE      20,600           29,906
LUCENT TECHNOLOGIES                 COMMON      549463107        42,814    13,506    SOLE         NONE      10,000            3,506
MERCK & CO. INC.                    COMMON      589331107     1,627,296    49,312    SOLE         NONE      17,100           32,212
MITSUBISHI TOKYO FINANCIAL          SPON ADR    606816106     2,702,994   324,100    SOLE         NONE     137,000          187,100
MOTOROLA INC.                       COMMON      620076109     1,007,805    55,865    SOLE         NONE      18,900           36,965
NABORS INDUSTRIES LTD               COMMON      G6359F103     1,983,965    41,900    SOLE         NONE      18,700           23,200
NEWS CORP LTD.                      ADR         652487703       328,700    10,000    SOLE         NONE      10,000                0
OPSWARE INC.                        COMMON      68383A101       922,845   164,500    SOLE         NONE      76,000           88,500
ORACLE SYSTEMS CORP.                COMMON      68389X105       389,160    34,500    SOLE         NONE      24,400           10,100
PENNEY JC INC                       COMMON      708160106       423,960    12,017    SOLE         NONE      12,017                0
PEPSICO INC.                        COMMON      713448108     1,294,090    26,600    SOLE         NONE      16,200           10,400
PFIZER INC.                         COMMON      717081103     1,928,749    63,031    SOLE         NONE      14,118           48,913
PITNEY BOWES INC.                   COMMON      724479100       482,145    10,933    SOLE         NONE       9,000            1,933
PROCTER & GAMBLE CO.                COMMON      742718109       389,123     7,190    SOLE         NONE       2,000            5,190
REDWOOD TR INC                      COMMON      758075402       374,520     6,000    SOLE         NONE       6,000                0
ROYAL DUTCH PETRO                   NY REG EVR  780257804     2,793,572    54,139    SOLE         NONE      14,050           40,089
SCHLUMBERGER LTD.                   COMMON      806857108     2,245,394    33,359    SOLE         NONE      11,014           22,345
SCIENTIFIC ATLANTA INC.             COMMON      808655104       294,192    11,350    SOLE         NONE       8,950            2,400
SIEBEL SYSTEMS INC                  COMMON      826170102       410,930    54,500    SOLE         NONE      20,500           34,000
SONUS NETWORKS INC.                 COMMON      835916107     1,207,635   214,500    SOLE         NONE     102,000          112,500
SPDR TR                             UNIT SER 1  78462F103     2,335,784    20,900    SOLE         NONE       8,600           12,300
SUBURBAN PROPANE PARTNERS           COMMON      864482104       207,000     6,000    SOLE         NONE           0            6,000
TECHNE CORP.                        COMMON      878377100     1,573,016    41,200    SOLE         NONE       5,500           35,700
TELEFLEX INC.                       COMMON      879369106       276,250     6,500    SOLE         NONE           0            6,500
TELEFONICA S A                      SPON ADR    879382208     1,790,647    39,801    SOLE         NONE      19,315           20,486
3M                                  COMMON      88579Y101       328,197     4,104    SOLE         NONE           0            4,104
TIME WARNER INC.                    COMMON      887317105       587,318    36,389    SOLE         NONE      22,700           13,689
TOLL BROTHERS INC.                  COMMON      889478103     1,621,550    35,000    SOLE         NONE      13,700           21,300
TOOTSIE ROLL INDS. INC.             COMMON      890516107       650,671    22,268    SOLE         NONE       8,301           13,967
TRANSOCEAN INC                      COMMON      G90078109       244,771     6,841    SOLE         NONE       2,438            4,403
TYCO INTERNATIONAL LTD.             COMMON      902124106     3,989,786   130,130    SOLE         NONE      69,480           60,650
UNILEVER N V                        COMMON      904784709     4,695,788    81,242    SOLE         NONE      30,730           50,512
UST INC.                            COMMON      902911106       994,019    24,690    SOLE         NONE      11,300           13,390
VASOGEN INC.                        COMMON      92232F103     1,410,640   308,000    SOLE         NONE     129,700          178,300
VERIZON COMMUNICATION               COMMON      92343V104       343,039     8,711    SOLE         NONE       1,803            6,908
WACHOVIA CORP.                      COMMON      929903102     3,038,228    64,712    SOLE         NONE      23,712           41,000
WAL MART STORES INC.                COMMON      931142103     1,484,280    27,900    SOLE         NONE      12,850           15,050
WALT DISNEY CO.                     COMMON      254687106     2,176,255    96,508    SOLE         NONE      36,253           60,255
WYETH                               COMMON      983024100       263,894     7,056    SOLE         NONE         118            6,938




02322.0001 #525831